Note 2 - New Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]

NOTE 2 - NEW ACCOUNTING PRONOUNCEMENTS

In June 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-13, Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. Additionally, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration.  For public companies, this update was to be effective for interim and annual periods beginning after December 15, 2019. On July 17, 2019, the FASB voted to issue a proposal for public comment that would potentially result in a postponement of the required implementation date for ASU 2016-13.  On October 16, 2019, the FASB extended the implementation deadline until the fiscal year and interim periods beginning after December 15, 2022.

The Company adopted the guidance on January 1, 2023 through a one-time cumulative-effect adjustment to retained earnings.  The Company has disaggregated its loan portfolio into segments of like kind loans with additional disaggregation based on risk level of the loans. Models have been chosen to be applied to loan segments based on factors such as life of the loan segment and loan payment types. The Company has engaged an independent third party to validate the model, methodologies, and compliance with the regulation, which will be completed during the first quarter of 2023. Qualitative factors have also been included to capture inherent risks that are not included within the quantitative model.  At adoption, the Company did not have any securities classified as HTM debt securities. No allowance was recorded related to AFS debt securities at the date of adoption, January 1, 2023.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance for a limited period of time to ease the potential burden in accounting for reference rate reform on financial reporting.  The amendments in this Update provide optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.  The amendments are effective for all entities as of March 12, 2020 through December 31, 2024.  The Corporation does not expect this guidance to have a material impact on its consolidated financial statements.

In January 2021, the FASB issued ASU 2021-01, Reference Rate Reform (Topic 848):  Scope, which is in response to stakeholder concerns related to reference rate reform.  The amendments in this Update are elective and apply to all entities that have derivative instruments that use an interest rate for managing, discounting, or contract price alignment that is modified as a result of reference rate reform.  The amendments in this Update are effective immediately for all entities.  The Corporation is currently reviewing the amendments in this Update, but does not expect this guidance to have a material impact on its consolidated financial statements.